Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Other Intangible Assets
Schedule of carrying value of goodwill

Goodwill
January 1, 2017	$187,172,816
Impairments	—
December 31, 2017	187,172,816
Impairments	(86,318,000)
December 31, 2018	$100,854,816

Schedule of Indefinite-Lived Intangible Assets [Table Text Block]
	December 31, 2018
						Weighted
						Average
						Remaining
	Gross				Net	Amortization
	Carrying	Accumulated			Carrying	Period
	Amount	Amortization	Reclassifications	Impairment	Amount	(Years)
Distribution Rights	$98,433,377	$(17,229,374)	$—	$—	$81,204,003	12.0
Product Rights	326,530,149	(109,056,754)	—	—	217,473,395	4.0
Tradenames	13,485,000	(2,329,284)	—	—	11,155,716	16.0
Developed Technology	138,133,333	(30,973,516)	—	(10,303,208)	96,856,609	12.6
IPR&D	91,300,000	—	—	(7,600,000)	83,700,000	Indefinite Lived
	$667,881,859	$(159,588,928)	$—	$(17,903,208)	$490,389,723

The gross carrying amount and accumulated amortization in the table above is inclusive of $6,156,564 of accumulated amortization for assets that have been fully impaired as of December 31, 2018.

	December 31, 2017
						Weighted
						Average
	Gross				Net	Remaining
	Carrying	Accumulated			Carrying	Amortization
	Amount	Amortization	Reclassifications	Impairment	Amount	Period (Years)
Distribution Rights	$98,433,377	$(9,890,282)	$—	$—	$88,543,095	13.0
Product Rights	69,558,325	(49,902,094)	264,100,000	(7,128,176)	276,628,055	5.4
Tradenames	13,485,000	(1,623,368)	—	—	11,861,632	17.1
Developed Technology	146,900,000	(21,077,405)	—	(8,766,667)	117,055,928	13.1
IPR&D	412,025,436	—	(264,100,000)	(56,625,436)	91,300,000	Indefinite Lived
	$740,402,138	$(82,493,149)	$—	$(72,520,279)	$585,388,710

Schedule of Finite-Lived Intangible Assets [Table Text Block]

	December 31, 2018
						Weighted
						Average
						Remaining
	Gross				Net	Amortization
	Carrying	Accumulated			Carrying	Period
	Amount	Amortization	Reclassifications	Impairment	Amount	(Years)
Distribution Rights	$98,433,377	$(17,229,374)	$—	$—	$81,204,003	12.0
Product Rights	326,530,149	(109,056,754)	—	—	217,473,395	4.0
Tradenames	13,485,000	(2,329,284)	—	—	11,155,716	16.0
Developed Technology	138,133,333	(30,973,516)	—	(10,303,208)	96,856,609	12.6
IPR&D	91,300,000	—	—	(7,600,000)	83,700,000	Indefinite Lived
	$667,881,859	$(159,588,928)	$—	$(17,903,208)	$490,389,723

The gross carrying amount and accumulated amortization in the table above is inclusive of $6,156,564 of accumulated amortization for assets that have been fully impaired as of December 31, 2018.

	December 31, 2017
						Weighted
						Average
	Gross				Net	Remaining
	Carrying	Accumulated			Carrying	Amortization
	Amount	Amortization	Reclassifications	Impairment	Amount	Period (Years)
Distribution Rights	$98,433,377	$(9,890,282)	$—	$—	$88,543,095	13.0
Product Rights	69,558,325	(49,902,094)	264,100,000	(7,128,176)	276,628,055	5.4
Tradenames	13,485,000	(1,623,368)	—	—	11,861,632	17.1
Developed Technology	146,900,000	(21,077,405)	—	(8,766,667)	117,055,928	13.1
IPR&D	412,025,436	—	(264,100,000)	(56,625,436)	91,300,000	Indefinite Lived
	$740,402,138	$(82,493,149)	$—	$(72,520,279)	$585,388,710

Schedule of changes in the net carrying amount of intangible assets

	Distribution	Product		Developed
	Rights	Rights	Tradenames	Technology	IPR&D	Total
January 1, 2017	$95,741,106	$44,091,974	$12,759,363	$136,672,033	$412,025,436	$701,289,912
Acquisitions	—	—	—	—	16,372,476	16,372,476
Amortization	(7,198,011)	(24,435,743)	(897,731)	(10,849,438)	—	(43,380,923)
Impairments	—	(7,128,176)	—	(8,766,667)	(56,625,436)	(72,520,279)
Reclassifications (A)	—	264,100,000	—	—	(264,100,000)	—
Expensed (B)	—	—	—	—	(16,372,476)	(16,372,476)
December 31, 2017	$88,543,095	$276,628,055	$11,861,632	$117,055,928	$91,300,000	$585,388,710
Amortization	(7,339,092)	(59,154,660)	(705,916)	(9,896,111)	—	(77,095,779)
Impairments	—	—	—	(10,303,208)	(7,600,000)	(17,903,208)
December 31, 2018	$81,204,003	$217,473,395	$11,155,716	$96,856,609	$83,700,000	$490,389,723
(A)

IPR&D related to the methylphenidate ER asset group was reclassified to Product Rights at the time the product was launched. The amount will be amortized over the estimated useful life of 7 years which was determined to be the period in which the Product Rights are expected to contribute to cash flow. The amount will be amortized on an accelerated method based on estimated pattern of cash flows.

(B)	The amount acquired for IPR&D in the RevitaLid Asset Acquisition was deemed to have no alternative future uses, thus the full amount was expensed (see Note 3).

Schedule of expected amortization expense

Amortization
Years ending December 31	Expense
2019	$68,899,197
2020	67,512,249
2021	65,348,168
2022	43,107,441
2023	38,906,920
Thereafter	122,915,748
Total	$406,689,723